UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    09/30/02

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              11/19/02
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       38

Form 13F Information Table Value Total:       $89,124,271


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                 Shares                                             Authority
                               Title                    Value      or              Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)   PRN AMT  SH/PRN   Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Abaxis, Inc.                    COM   002567 10 5      $90,090    27,300                    Sole                 X
Ameristar Casinos Inc           COM   03070Q 10 1   $2,591,832   136,700                    Sole                 X
Arris Group                     COM   04269Q 10 0   $1,555,110   420,300                    Sole                 X
AT&T Corp                       COM   001957 10 9   $3,218,152   267,956                    Sole                 X
AT&T Wireless Svcs Inc          COM   00209A 10 6     $840,179   203,927                    Sole                 X
Avatar Hldgs Inc                COM   053494 10 0   $3,000,282   124,700                    Sole                 X
Avatar Hldgs Inc             SUB NT
                            CONV 7%05 053494 AD 2   $2,387,638 2,470,000                    Sole                 X
Call Hershey Food               CALL  427866 90 8      $22,000       200                    Sole                 X
Crown Media Hldgs Inc           CL A  228411 10 4      $35,000    10,000                    Sole                 X
Farnklin Electronic Publishers  COM   353515 10 9      $21,140    15,100                    Sole                 X
Find SVP Inc. New               COM   317718 30 2      $54,375    37,500                    Sole                 X
Gaylord Entertainment Co. NEW   COM   367905 10 6      $94,600     5,000                    Sole                 X
Gemstar TV Guide Intl, Inc.     COM   36866W 10 6     $252,000   100,000                    Sole                 X
Gray Communications Sys Inc     COM   389190 10 9   $2,683,845   245,100                    Sole                 X
Greka Energy Corp.              COM   397637 10 9     $274,560    42,900                    Sole                 X
Hershey Foods Corp              COM   427866 10 8     $620,500    10,000                    Sole                 X
I/Omagic Inc                    COM   449793 10 8       $5,330    13,000                    Sole                 X
Imagistics Int'l, Inc.          COM   45247T 10 4   $3,995,705   230,300                    Sole                 X
Isle of Capri Casinos Inc       COM   464592 10 4  $25,201,812 1,510,900                    Sole                 X
John H. Harland Co.             COM   412693 10 3   $1,086,000    40,000                    Sole                 X
Kerzner International LTD       COM   P6065Y 10 7   $1,457,280    63,360                    Sole                 X
LA Quinta Corp.                 COM   50419U 20 2     $768,000   160,000                    Sole                 X
Liberty Media Corp.             COM   530718 10 5  $11,851,064 1,650,566                    Sole                 X
Little Switzerland              COM                $10,213,200   505,500                    Sole                 X
Loews Corp Carolina Group       COM   540424 10 8   $1,316,700    70,000                    Sole                 X
Main Street & Main, Inc.        COM   560345 30 8     $482,736   142,400                    Sole                 X
Mariner Post-Acute Network Inc  COM   568459 10 1         $173    86,620                    Sole                 X
Nasdaq Stock Market Inc         COM   631103 10 8      $14,025     1,500                    Sole                 X
Nevada Gold & Casino's          COM   64126Q 20 6   $1,269,135   160,650                    Sole                 X
North Pittsburgh Sys Inc        COM   661562 10 8   $1,639,190   122,970                    Sole                 X
NWH, Inc.                       COM   62946E 10 6     $117,800    10,000                    Sole                 X
Opentv Corp CL A SA             COM   G67543 10 1      $18,900    15,000                    Sole                 X
Penwest Pharmaceuticals Co.     COM   709754 10 5   $1,002,807   120,385                    Sole                 X
Price Legacy Corp.              COM   74144P 10 6     $795,788   271,600                    Sole                 X
Pricemart PF Conv.               PF   741511 10 9     $500,000       500                    Sole                 X
Pricesmart Inc                  COM   741511 10 9   $9,641,000   482,050                    Sole                 X
Tripath Technology Inc.         COM   89672P 10 4       $3,047    19,043                    Sole                 X
Weblink Wireless Inc            CL A  94769A 10 1       $3,276   819,100                    Sole                 X

                                                  ------------
         TOTAL                                     $89,124,271
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